Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities translated exchange rates	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Assets and Liabilities Translated Exchange Rates [Abstract]
Period end RMB: USD exchange rate	6.8972	6.3726
Average RMB: USD exchange rate	6.729	6.4508	6.9042